Premises, equipment and computer software - Schedule of Premise, Equipment and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 332,290	$ 342,499
Accumulated depreciation	(173,786)	(188,717)
Net carrying value	158,504	153,782
Total depreciation charged to operating expenses	21,343	21,354	$ 19,767
Land
Property, Plant and Equipment [Line Items]
Cost	8,333	8,333
Accumulated depreciation	0	0
Net carrying value	8,333	8,333
Buildings
Property, Plant and Equipment [Line Items]
Cost	215,735	204,473
Accumulated depreciation	(97,538)	(91,401)
Net carrying value	118,197	113,072
Total depreciation charged to operating expenses	10,156	9,202	7,334
Equipment
Property, Plant and Equipment [Line Items]
Cost	28,222	27,128
Accumulated depreciation	(20,250)	(19,304)
Net carrying value	7,972	7,824
Total depreciation charged to operating expenses	2,406	2,384	2,389
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	75,394	100,630
Accumulated depreciation	(55,998)	(78,012)
Net carrying value	19,396	22,618
Total depreciation charged to operating expenses	8,781	9,768	$ 10,044
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	4,606	1,935
Accumulated depreciation	0	0
Net carrying value	$ 4,606	$ 1,935